SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Depreciation of Property and Equipment
years
Computers and peripheral equipment	3
Leased Products to Customers	5
Office furniture and equipment	5 - 17
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Intangible Assets and their Useful Lives
Useful Life (in Years)

Customers relationships & Other	Between 4.5-13 (mainly 13)
IP & Technology	Between 4-15 (mainly 15)
Capitalized software development costs	Between 4-5

Schedule of disaggregation of revenue by major geographic region and timing of revenue recognition
	Year ended December 31, 2021
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$1,586	$1,586
European countries	527	2,242	143	2,912
South America	1	36	-	37
United States	410	6,410	-	6,820
Israel	648	109	-	757
APAC	48	107	-	155
Total revenue	$1,634	$8,904	$1,729	$12,267

Timing of revenue recognition
Products and services transferred over time	$44	$7,176	$1,428	$8,648
Products transferred at a point in time	1,590	1,728	301	3,619
Total revenue	$1,634	$8,904	$1,729	$12,267

	Year ended December 31, 2020
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$1,791	$1,791
European countries	762	2,155	120	3,037
South America	-	21	-	21
United States	544	5,312	-	5,856
Israel	677	69	-	746
APAC	220	99	-	319
Total revenue	$2,203	$7,656	$1,911	$11,770

Timing of revenue recognition
Products and services transferred over time	$92	$6,020	$1,466	$7,578
Products transferred at a point in time	2,111	1,636	445	4,192
Total revenue	$2,203	$7,656	$1,911	$11,770